Operating Segment and Geographical Information (Details 1) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Reconciliation of "All other" category:
Stock-based compensation expense					$ (139,516)	$ (64,941)	$ (29,901)
Amortization of intangible assets					(494,589)	(142,749)	(28,638)
Impairment of intangible asset					0	0	(11,300)
Acquisition and integration related costs	$ (20,100)	$ (7,500)	$ (7,400)	$ (8,500)
Income from operations					11,968	122,466	27,341
All other [Member]
Reconciliation of "All other" category:
Stock-based compensation expense					(139,516)	(64,941)	(29,901)
Amortization of intangible assets					(494,589)	(142,749)	(28,638)
Acquired inventory step-up and revaluation					0	(72,850)	0
Impairment of intangible asset					0	0	(11,300)
Acquisition and integration related costs					(26,503)	(41,539)	(8,105)
Restructuring and disposal costs					(4,235)	(14,175)	(8,118)
IPR litigation costs					(1,205)	(8,263)	(7,578)
Start-up costs					(14,110)	(1,698)	(597)
Certain consulting costs					0	(875)	(11,295)
Other expenses (including (gain) loss on assets and other miscellaneous corporate overhead)					(7,995)	(7,088)	(9,304)
Income from operations					$ (688,153)	$ (354,178)	$ (114,836)